Document and Entity Information	6 Months Ended
Feb. 29, 2012
Document and Entity Information
Entity Registrant Name	ENTEST BIOMEDICAL, INC.
Document Type	S-1
Document Period End Date	Feb. 29, 2012
Amendment Flag	false
Entity Central Index Key	0001449447
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding	25,782,996
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY